Hedging Financial Instruments	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Hedging Financial Instruments

11.	HEDGING FINANCIAL INSTRUMENTS

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets- current
Fair value hedges
Interest rate futures contracts	$0.1	$0.3

Financial liabilities- current
Fair value hedges
Interest rate futures contracts	$1.2	$10.2

Fair value hedge
The Company entered into interest rate futures contracts, which are used to partially hedge against the fair value changes caused by interest rate fluctuation in the Company’s fixed income investments. The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%.
On the basis of economic relationships, the value of the interest rate futures contracts and the value of the hedged financial assets will change in opposite directions in response to movements in interest rates.
The main source of hedge ineffectiveness in these hedging relationships is the credit risk of the hedged financial assets, which is not reflected in the fair value of the interest rate futures contracts. No other sources of ineffectiveness emerged from these hedging relationships during the hedging period. Amount of hedge ineffectiveness recognized in profit or loss is classified under other gains and losses, net.
The following tables summarize

the information relating to the hedges of interest rate risk.
December 31, 2020

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$88.7	March 2021

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 6,198.7	$ 1.1
June 30, 2021

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury futures	US$74.2	September 2021

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 5,708.0	$ 9.9
The effect for the six months ended June 30, 2020 and 2021 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
Interest rate futures contracts - US Treasury futures	$(365.4)	$135.0
Hedged Items
Financial assets at FVTOCI	365.4	(135.0)

	$—	$—

Cash flow hedge
The Company entered

into forward exchange contracts to partially hedge foreign exchange rate risks associated with certain highly probable forecast transactions (capital expenditures). The hedge ratio is adjusted in response to the changes in the financial market and capped at
100
%. The forward exchange contracts have maturities of 12 months or less.

On the basis of economic relationships, the Company expects that the value of forward exchange contracts and the value of hedged transactions will change in opposite directions in response to movements in foreign exchange rates.
The main source of hedge ineff
e
ctiveness in these hedging relationships is driven by the effect of the counterparty’s own credit risk on the fair value of forward exchange contracts. No other sources of ineffectiveness emerged from these hedging relationships. For the six months ended June 30, 2020 and 2021, refer to Note 21(d) for gain or loss arising from changes in the fair value of hedging instruments and the amount transferred to initial carrying amount of hedged items.
The effect for the six months ended June 30, 2020 and 2021 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
Forward exchange contracts	$(42.8)	$(41.4)

Hedged Items
Forecast transaction (capital expenditures)	$42.8	$41.4